Note 16 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Fair Value Measurements, Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2018
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current and long term portion	$5,680	-	$5,680	-
FFA contract, long term portion	$49,350	$49,350	-	-
	Fair Value Measurement as of December 31, 2017
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current and long term portion	$51,453	-	$51,453	-